UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Callahan Advisors, LLC

Address:   3555 Timmons Lane, Suite 600
           Houston, Texas 77027


Form 13F File Number: 028-12463


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas P. Callahan
Title:  Chairman
Phone:  (713) 572-3366

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas P. Callahan             Houston, Texas                     10/30/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             100

Form 13F Information Table Value Total:  $      214,641
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Apple Computer Inc           COM            037833100     5405     8103 SH       SOLE                  7817      0    0
Abbott Laboratories          COM            002824100     4770    69578 SH       SOLE                 65811      0    0
Ace Limited                  COM            H0023R105     3122    41295 SH       SOLE                 39870      0    0
Accenture PLC CL A           COM            G1151C101     2066    29499 SH       SOLE                 27765      0    0
American Electric Techs      COM            025576109      243    51974 SH       SOLE                 49474      0    0
Allergan Inc                 COM            018490102      371     4048 SH       SOLE                  3548      0    0
Anadarko Petroleum Corp      COM            032511107     1369    19572 SH       SOLE                 18788      0    0
Avon Products Inc            COM            054303102      414    25957 SH       SOLE                 25957      0    0
American Express Company     COM            025816109     2753    48412 SH       SOLE                 47762      0    0
Brookfield Asset Mgmt        COM            112585104     2507    72635 SH       SOLE                 68514      0    0
Bard C R Incorporated        COM            067383109     1563    14934 SH       SOLE                 14399      0    0
Bunge Limited                COM            G16962105     1213    18098 SH       SOLE                 17298      0    0
Bhp Billiton Ltd Adr         COM            088606108     2600    37892 SH       SOLE                 36863      0    0
Brookfield Infra Ptnrs       COM            G16252101     3860   108572 SH       SOLE                104636      0    0
Bank Of Nova Scotia          COM            064149107     2954    53890 SH       SOLE                 51965      0    0
Berkshire Hathaway Cl B      COM            084670702     2625    29760 SH       SOLE                 28860      0    0
Peabody Energy Corp          COM            704549104     1471    65993 SH       SOLE                 64135      0    0
Caterpillar Inc              COM            149123101     3661    42548 SH       SOLE                 40760      0    0
Cullen Frost Bankers         COM            229899109     1873    32613 SH       SOLE                 32407      0    0
Core Laboratories N V        COM            N22717107     1673    13770 SH       SOLE                 13020      0    0
Cliffs Natural Resources Inc COM            18683K101     1059    27060 SH       SOLE                 25810      0    0
Clorox Company               COM            189054109      584     8100 SH       SOLE                  8100      0    0
Compass Minerals Intl        COM            20451N101      448     6000 SH       SOLE                  6000      0    0
Canadian Natl Ry Co          COM            136375102     2616    29653 SH       SOLE                 28700      0    0
Consol Energy Inc            COM            20854P109      274     9109 SH       SOLE                  8359      0    0
Cisco Systems Inc            COM            17275R102     2581   135172 SH       SOLE                130601      0    0
C V S Caremark Corp          COM            126650100     2837    58600 SH       SOLE                 56500      0    0
Chevron Corp                 COM            166764100     4195    35990 SH       SOLE                 34655      0    0
Cypress Semiconductor        COM            232806109      269    25121 SH       SOLE                 24540      0    0
Dominion Res Inc Va New      COM            25746U109     3382    63877 SH       SOLE                 61777      0    0
Du Pont E I De Nemour&Co     COM            263534109     2610    51927 SH       SOLE                 49881      0    0
Diageo Plc New Adr           COM            25243Q205     3508    31117 SH       SOLE                 30637      0    0
Discover Financial Svcs      COM            254709108     2781    70000 SH       SOLE                 70000      0    0
Danaher Corp Del             COM            235851102      288     5215 SH       SOLE                  5215      0    0
Disney Walt Hldg Co          COM            254687106     3091    59116 SH       SOLE                 56691      0    0
E M C Corp Mass              COM            268648102     1978    72547 SH       SOLE                 69462      0    0
Emerson Electric Co          COM            291011104     2514    52091 SH       SOLE                 50191      0    0
Enterprise Prd Prtnrs Lp     COM            293792107      445     8299 SH       SOLE                  8299      0    0
Express Scripts Inc          COM            30219G108     3266    52150 SH       SOLE                 50230      0    0
Eaton Corporation            COM            278058102      262     5540 SH       SOLE                  5540      0    0
Fiserv Inc                   COM            337738108     2174    29360 SH       SOLE                 28430      0    0
General Dynamics Corp        COM            369550108      595     9000 SH       SOLE                  9000      0    0
General Electric Company     COM            369604103     4733   208396 SH       SOLE                200250      0    0
Gilead Sciences Inc          COM            375558103     1563    23560 SH       SOLE                 22360      0    0
General Mills Inc            COM            370334104     2893    72600 SH       SOLE                 69026      0    0
Spdr Gold TRUST              ETF            78463V107      310     1806 SH       SOLE                  1806      0    0
Google Inc Class A           COM            38259P508     3093     4100 SH       SOLE                  4015      0    0
Halcon Resources Corporation COM            40537Q209      150    20418 SH       SOLE                 20418      0    0
Intl Business Machines       COM            459200101     4833    23299 SH       SOLE                 22474      0    0
Intel Corp                   COM            458140100     4132   182406 SH       SOLE                173637      0    0
Johnson & Johnson            COM            478160104     5083    73764 SH       SOLE                 71088      0    0
J. P. Morgan Chase & Co.     COM            46625H100     2950    72874 SH       SOLE                 69016      0    0
Nordstrom Inc                COM            655664100     1515    27459 SH       SOLE                 25097      0    0
Kirby Corporation            COM            497266106      884    15995 SH       SOLE                 14745      0    0
Kinder Morgan Inc            COM            49456B101     4970   139913 SH       SOLE                133118      0    0
Kinder Morgan Mgmt Llc       COM            49455U100     1018    13322 SH       SOLE                 11943      0    0
Coca Cola Company            COM            191216100     1456    38393 SH       SOLE                 36491      0    0
Lowes Companies Inc          COM            548661107      513    16972 SH       SOLE                 16472      0    0
Las Vegas Sands Corp         COM            517834107      209     4500 SH       SOLE                  4500      0    0
Mc Donalds Corp              COM            580135101     4855    52919 SH       SOLE                 50423      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Altria Group Inc.            COM            02209S103      234     7005 SH       SOLE                  6660      0    0
Monsanto Co New Del          COM            61166W101     1059    11639 SH       SOLE                 11214      0    0
Microsoft Corp               COM            594918104     1779    59791 SH       SOLE                 56690      0    0
NextEra Energy, Inc          COM            65339F101     3692    52492 SH       SOLE                 50445      0    0
Nike Inc Class B             COM            654106103     3286    34623 SH       SOLE                 33848      0    0
Northern TRUST Corp          COM            665859104      440     9473 SH       SOLE                  8723      0    0
Oracle Corporation           COM            68389X105     3380   107448 SH       SOLE                103728      0    0
Paychex Inc                  COM            704326107     2108    63308 SH       SOLE                 61308      0    0
Pepsico Incorporated         COM            713448108     3117    44038 SH       SOLE                 42238      0    0
Petsmart Inc                 COM            716768106     4065    58924 SH       SOLE                 56640      0    0
Pfizer Incorporated          COM            717081103     4610   185527 SH       SOLE                177965      0    0
Procter & Gamble Co          COM            742718109     4587    66129 SH       SOLE                 63487      0    0
Polaris Industries Inc       COM            731068102     1914    23672 SH       SOLE                 21922      0    0
Philip Morris Intl Inc       COM            718172109      527     5864 SH       SOLE                  5600      0    0
Regions Financial Cp New     COM            7591EP100      115    16000 SH       SOLE                 16000      0    0
Raytheon Company New         COM            755111507      234     4100 SH       SOLE                  4100      0    0
Scana Corporation New        COM            80589M102     3024    62648 SH       SOLE                 60388      0    0
Sch St US Trsr Etf           ETF            808524862     4162    82366 SH       SOLE                 82366      0    0
Sch US Tips Etf              ETF            808524870     4085    69987 SH       SOLE                 69271      0    0
Ishares 1-3 yr T-Bond        ETF            464287457      371     4394 SH       SOLE                  3741      0    0
Synovus Financial Corp       COM            87161C105       63    26500 SH       SOLE                 26500      0    0
Stericycle Inc               COM            858912108      689     7615 SH       SOLE                  7285      0    0
Sysco Corporation            COM            871829107     1969    62981 SH       SOLE                 59438      0    0
A T & T Corp                 COM            00206R102     4936   130940 SH       SOLE                126551      0    0
Molson Coors Brewing Clb     COM            60871R209      541    12000 SH       SOLE                 12000      0    0
Team Incorporated            COM            878155100      490    15400 SH       SOLE                 15400      0    0
Thomson Reuters Corp         COM            884903105     1039    36000 SH       SOLE                 36000      0    0
Telus Corp Non Vtg           COM            87971M202     2905    46456 SH       SOLE                 43939      0    0
United Healthcare Cor        COM            91324P102      849    15325 SH       SOLE                 14825      0    0
Union Pacific Corp           COM            907818108     2348    19781 SH       SOLE                 18945      0    0
U S Bancorp Del New          COM            902973304      858    25000 SH       SOLE                 25000      0    0
Vanguard Corp Bond Etf       ETF            92206C870      657     7498 SH       SOLE                  7498      0    0
Vanguard Emerging Market     ETF            922042858      665    15944 SH       SOLE                 14005      0    0
Wood Group John Plc Ordf     COM            G9745T100      778    60000 SH       SOLE                 60000      0    0
Wells Fargo & Co New         COM            949746101     1195    34611 SH       SOLE                 33861      0    0
Weatherford Intl Ltd         COM            H27013103      197    15500 SH       SOLE                 12520      0    0
Wal-Mart Stores Inc          COM            931142103     4722    63982 SH       SOLE                 62096      0    0
Weingarten Rlty Invs Sbi     COM            948741103     2299    81803 SH       SOLE                 79103      0    0
Western Union Company        COM            959802109      255    14000 SH       SOLE                 14000      0    0
Exxon Mobil Corporation      COM            30231G102     6967    76179 SH       SOLE                 71263      0    0